Note 15 - Income Tax - Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 2,143,441	$ 27,657,137
Unused tax losses [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	1,397,187	26,294,813
Temporary differences, mineral properties [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	744,099	1,103,502
Temporary differences, fixed assets [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	2,155	254,545
Other tax differences [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 0	$ 4,277